Consolidated Statement of Shareholders' Equity Statement (USD $) In Thousands, except Share data	Total	Ordinary Shares [Member]	Treasury Shares [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Beginning balance, Value at Jun. 30, 2011	$ 450,093	$ 699	$ (85,377)	$ 273,260	$ 248,634	$ 12,877
Beginning balance, Shares at Jun. 30, 2011		49,950,000	(6,806,000)
Issuance of ordinary shares due to share option exercises, Shares			92,000
Issuance of ordinary shares due to share option exercises, Value	1,394		1,938	(544)
Restricted share units vested, net of shares withheld for taxes, Shares			278,000
Restricted share units vested, net of shares withheld for taxes, Value	(4,149)		3,445	(7,594)
Excess tax benefits from share-based compensation	6,108			6,108
Share-based compensation expense	25,157
Purchase of ordinary shares, Shares			(9,901,000)
Purchase of ordinary shares, Value	309,701		(309,701)
Net income attributable to Vistaprint N.V.	43,994				43,994
Foreign currency translation	(23,609)					(23,609)
Grant of restricted share awards, Shares			506,000
Grant of restricted share awards, Value	0		10,754	(10,754)
Reclassification of unrealized gains to net income	0
Ending balance, Value at Jun. 30, 2012	189,287	699	(378,941)	285,633	292,628	(10,732)
Ending balance, Shares at Jun. 30, 2012		49,950,000	(15,831,000)
Issuance of ordinary shares due to share option exercises, Shares			281,000
Issuance of ordinary shares due to share option exercises, Value	4,805		8,715	(3,910)
Cancellation of treasury shares, Shares	5,869,662	(5,870,000)	5,870,000
Cancellation of treasury shares, Value	0	(84)	30,262	(7,259)	(22,919)
Restricted share units vested, net of shares withheld for taxes, Shares			242,000
Restricted share units vested, net of shares withheld for taxes, Value	(3,556)		6,014	(9,570)
Excess tax benefits from share-based compensation	1,796			1,796
Share-based compensation expense	32,969			32,969
Purchase of ordinary shares, Shares	(1,850,746)		(1,851,000)
Purchase of ordinary shares, Value	(64,351)		(64,351)
Net income attributable to Vistaprint N.V.	29,435				29,435
Net unrealized loss on derivative instruments designated and qualifying as cash flow hedges	86					86
Foreign currency translation	(910)					(910)
Reclassification of unrealized gains to net income	(397)
Ending balance, Value at Jun. 30, 2013	189,561	615	(398,301)	299,659	299,144	(11,556)
Ending balance, Shares at Jun. 30, 2013		44,080,000	(11,289,000)
Issuance of ordinary shares due to share option exercises, Shares			297,000
Issuance of ordinary shares due to share option exercises, Value	1,010		9,011	(8,001)
Restricted share units vested, net of shares withheld for taxes, Shares			285,000
Restricted share units vested, net of shares withheld for taxes, Value	(6,015)		8,205	(14,220)
Excess tax benefits from share-based compensation	5,159			5,159
Share-based compensation expense	27,449			27,449
Purchase of ordinary shares, Shares	(1,044,136)		(1,044,000)
Purchase of ordinary shares, Value	(42,016)		(42,016)
Net income attributable to Vistaprint N.V.	43,696				43,696
Net unrealized loss on derivative instruments designated and qualifying as cash flow hedges	(889)					(889)
Adjustment to contributed capital of noncontrolling interest	(56)
Unrealized gain on marketable securities	9,246
Foreign currency translation	8,036
Unrealized loss on pension benefit obligation, net of tax	(2,724)
Reclassification of unrealized gains to net income	396
Ending balance, Value at Jun. 30, 2014	$ 232,457	$ 615	$ (423,101)	$ 309,990	$ 342,840	$ 2,113
Ending balance, Shares at Jun. 30, 2014		44,080,000	(11,751,000)